Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Evaluates Segmental Performance

ADSE evaluates segmental performance based on segment revenue and segment earnings before interest, taxes, depreciation and amortization (EBITDA). Inter-segment sales are priced along the same lines as sales to external customers.

kEUR	2024
	Europe	North America	Total reportable segments	Eliminations	Total Group
External revenues	104,390	5,623	110,013	-	110,013
Inter-segment revenues	3,026	-	3,026	-3,026	-
Total revenue	107,416	5,623	113,039	-3,026	110,013

Earnings before interest taxation depreciation and amortization (EBITDA)	-183	-2,520	-2,703	793	-1,910
Depreciation and amortization	-6,555	-144	-6,699	-	-6,699
Operating result (EBIT)	-6,737	-2,664	-9,402	793	-8,609
Financial income	-294	318	24	-	24
Financial costs	-74,894	-13,989	-88,883	-	-88,883
Financial result	-75,188	-13,670	-88,858	-	-88,858
Profit before tax	-81,926	-16,334	-98,260	793	-97,467
Income tax expenses	-322	-3	-324	-167	-491
Profit for the year	-82,247	-16,337	-98,584	626	-97,958
kEUR	2023
	Europe	North America	Total reportable segments	Eliminations	Total Group
External revenues	102,413	4,971	107,384	-	107,384
Inter-segment revenues	1,152	-	1,152	-1,152	-
Total revenue	103,565	4,971	108,536	-1,152	107,384

Earnings before interest, taxes, depreciation and amortization (EBITDA)	-33,560	-6,296	-39,856	182	-39,674
Depreciation and amortization	-4,773	-77	-4,850	-	-4,850
Operating result (EBIT)	-38,333	-6,373	-44,707	182	-44,525
Financial income	190	-	190	-	190
Financial expenses	-11,095	-2,791	-13,886	-	-13,886
Financial result	-10,906	-2,791	-13,697	-	-13,697
Profit before tax	-49,239	-9,164	-58,403	182	-58,221
Income tax expenses	3,141	-	3,141	-	3,141
Profit for the year	-46,099	-9,164	-55,263	182	-55,081

kEUR	2022
	Europe	North America	Total reportable segments	Eliminations	Total Group
External revenues	25,699	731	26,430	-	26,430
Inter-segment revenues	19,924	-	19,924	-19,924	-
Total revenue	45,623	731	46,354	-19,924	26,430

Earnings before interest, taxes, depreciation and amortization (EBITDA)	-20,711	-8,219	-28,931	-3,156	-32,086
Depreciation and amortization	-4,312	-25	-4,337	-	-4,337
Operating result (EBIT)	-25,023	-8,245	-33,268	-3,156	-36,423
Financial income	19,922	-	19,922	593	20,515
Financial expenses	-424	-3	-427	-	-427
Financial result	19,498	-3	19,495	593	20,089
Profit before tax	-5,525	-8,248	-13,772	-2,562	-16,335
Income tax expenses	-3,060	-	-3,060	488	2,572
Profit for the year	-8,584	-8,248	-16,832	-2,075	-18,906

Schedule of Total Non-Current Assets of Both Reportable Segments

Total non-current assets of both reportable segments can be broken down as follows:

kEUR	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Europe	78,109	50,206	40,811
North America	-6,328	54	126
Eliminations	-41,593	-15,360	-6,745
Total non-current assets	30,188	34,900	34,192

Schedule of Total Current Assets

Total current assets of both reportable segments can be broken down as follows:

kEUR	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Europe	108,877	80,218	108,050
North America	33,870	12,632	22,404
Eliminations	-27,705	-3,342	-25,204
Total current assets	115,042	89,509	105,250

Schedule of Total Liabilities

Total liabilities of both reportable segments can be broken down as follows:

kEUR	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Europe	182,960	77,047	57,698
North America	10,697	14,978	24,208
Eliminations	-5,618	-1,536	-23,211
Total liabilities	188,039	90,489	58,695

Schedule of Total Revenues

Total revenues of both reportable segments can be broken down as follows:

kEUR	2024	2023	2022
Europe	107,416	103,565	45,623
North America	5,623	4,971	731
Eliminations	-3,026	-1,152	-19,924
Total revenues	110,013	107,384	26,430